INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

NOTE 7 - INVENTORIES

The inventory of the Company includes raw material, packaging and finished goods available for sales, as following:

			Change
	12/31/2025	12/31/2024	$	%

Inventories (¹)	-	-	-	-
Packaging	60,319	53,599	6,720	13%
	60,319	53,599	6,720	13%

(¹) The Company performs write-off inventories for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value.